Summary Prospectus and
Prospectus Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Summary Prospectuses and Prospectus dated January 28, 2025

Calvert International Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF
(the "Funds")

James Reber will be retiring from Morgan Stanley Investment Management Inc., the Funds' Adviser, and will no longer serve as a portfolio manager of the Funds after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Funds. Jennifer Mihara will continue to serve as a portfolio manager of the Funds.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of each Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the sections of the Prospectus titled "Fund Summary—Calvert International Responsible Index ETF—Fund Management—Portfolio Managers," "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Fund Management—Portfolio Managers," "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Fund Management—Portfolio Managers" and "Fund Summary—Calvert US Mid-Cap Core Responsibilities Index ETF—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
James Reber[1]	Managing Director	January 2023
Jennifer Mihara	Managing Director	July 2024
Gordon Wotherspoon	Managing Director	April 2025

1  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Funds are managed by James Reber, Jennifer Mihara and Gordon Wotherspoon, who are jointly and primarily responsible for the day-to-day management of the Funds.

Ms. Mihara and Messrs. Reber and Wotherspoon are Managing Directors of the Adviser and have been associated with the Morgan Stanley organization for more than five years. Mr. Reber will be retiring and will no longer serve as a portfolio manager of the Funds after June 30, 2025.

The Funds' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Please retain this supplement for future reference.

  CALETFSUMPROPSPT 4/25